UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	March 31, 2011

Check here if Amendment  [X]; Amendment Number: 1
This Amendment (Check only one.):	[ X ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          April 25, 2011
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 215807
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4466    47760 SH       Sole                    42920              4840
Abbott Labs Com                COM              002824100     3528    71930 SH       Sole                    69505              2425
Air Prods & Chems Inc Com      COM              009158106     4341    48140 SH       Sole                    43800              4340
Alcoa Inc Com                  COM              013817101     4809   272330 SH       Sole                   247530             24800
American Express Co Com        COM              025816109     4246    93935 SH       Sole                    84260              9675
Amgen Inc Com                  COM              031162100     3714    69480 SH       Sole                    62480              7000
Apple Inc Com                  COM              037833100     6364    18260 SH       Sole                    16675              1585
Archer Daniels Midland Com     COM              039483102     4493   124780 SH       Sole                   112230             12550
Automatic Data Process Com     COM              053015103     4400    85745 SH       Sole                    76870              8875
Becton Dickinson & Co Com      COM              075887109     4143    52030 SH       Sole                    46580              5450
Caterpillar Inc Del Com        COM              149123101     4680    42030 SH       Sole                    40730              1300
Chubb Corp  Com                COM              171232101     4000    65240 SH       Sole                    58840              6400
Cisco Sys Inc Com              COM              17275R102     3636   212010 SH       Sole                   190310             21700
Coca-Cola Co Com               COM              191216100      564     8500 SH       Sole                     8500
Corning Inc Com                COM              219350105     3601   174575 SH       Sole                   156275             18300
Costco Whsl Corp Com           COM              22160K105     4663    63600 SH       Sole                    57400              6200
Disney Walt Co Com             COM              254687106     4471   103755 SH       Sole                    94505              9250
Emerson Elec Co Com            COM              291011104     3915    67000 SH       Sole                    65200              1800
Exxon Mobil Corp Com           COM              30231G102     5088    60475 SH       Sole                    54825              5650
Fedex Corp Com                 COM              31428X106     4198    44870 SH       Sole                    40445              4425
General Dynamics Corp Com      COM              369550108     4161    54345 SH       Sole                    48295              6050
General Elec Co Com            COM              369604103     4054   202216 SH       Sole                   195575              6641
Google Inc Cl A                COM              38259P508     4248     7239 SH       Sole                     6539               700
Halliburton Co Com             COM              406216101      568    11400 SH       Sole                     5400              6000
Home Depot Inc Com             COM              437076102     4561   123060 SH       Sole                   110960             12100
Illinois Tool Wks Inc Com      COM              452308109     4391    81740 SH       Sole                    73440              8300
Ingersoll-Rand PLC             COM              G47791101     4577    94750 SH       Sole                    85850              8900
Intel Corp Com                 COM              458140100     3981   197265 SH       Sole                   176215             21050
International Bus Mach Com     COM              459200101     4724    28970 SH       Sole                    25970              3000
International Paper Co Com     COM              460146103     3836   127115 SH       Sole                   123315              3800
JPMorgan Chase & Co Com        COM              46625H100     3574    77532 SH       Sole                    74910              2622
Johnson & Johnson Com          COM              478160104     4209    71040 SH       Sole                    63790              7250
Kimberly Clark Corp Com        COM              494368103     4282    65605 SH       Sole                    59635              5970
McDonalds Corp Com             COM              580135101     4414    58010 SH       Sole                    52260              5750
McGraw-Hill Cos Inc            COM              580645109     4403   111740 SH       Sole                   100140             11600
Microsoft Corp Com             COM              594918104     3810   150040 SH       Sole                   134740             15300
Morgan Stanley Com             COM              617446448     3935   144050 SH       Sole                   129900             14150
Nucor Corp Com                 COM              670346105     4160    90400 SH       Sole                    82700              7700
Pepsico Inc Com                COM              713448108     3504    54400 SH       Sole                    48150              6250
Pfizer Inc Com                 COM              717081103     4752   233975 SH       Sole                   210725             23250
Procter & Gamble Co Com        COM              742718109     4067    66015 SH       Sole                    59315              6700
Qualcomm Inc Com               COM              747525103     4377    79830 SH       Sole                    71430              8400
Schlumberger Ltd Com           COM              806857108     4520    48465 SH       Sole                    46840              1625
Staples Inc Com                COM              855030102     3696   190310 SH       Sole                   169310             21000
Stryker Corp Com               COM              863667101     4234    69635 SH       Sole                    62535              7100
Time Warner Inc Com            COM              887317303     4256   119226 SH       Sole                   107060             12166
US Bancorp DE Com              COM              902973304     4176   157999 SH       Sole                   142149             15850
Unilever NV NY                 COM              904784709     3803   121270 SH       Sole                   117070              4200
Union Pac Corp Com             COM              907818108     4844    49265 SH       Sole                    44315              4950
Valero Energy Corp Com         COM              91913Y100      525    17600 SH       Sole                     7400             10200
Verizon Communications Com     COM              92343V104     5094   132175 SH       Sole                   119475             12700
Wal-Mart Stores Inc Com        COM              931142103     3983    76520 SH       Sole                    69020              7500
Walgreen Co Com                COM              931422109     4770   118840 SH       Sole                   107440             11400